Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income taxes [Text Block]

9Income taxes

The income tax benefit of continuing operations amounted to EUR 103 million (2020: EUR 212 million tax expense, 2019: EUR 258 million tax expense).

The components of income before taxes and income tax expense are as follows:

Philips Group

Income tax expense

in millions of EUR

	2019	2020	2021
Income before taxes of continuing operations1)	1,247	1,220	513
Current tax (expense) benefit	(251)	(380)	(298)
Deferred tax (expense) benefit	(8)	167	401
Income tax expense of continuing operations	(258)	(212)	103
1)Income before tax excludes the result of investments in associates.

Income tax expense of continuing operations excludes the tax expense of the discontinued operations of EUR 737 million (2020: EUR 81 million, 2019: EUR 70 million).

The components of income tax expense of continuing operations are as follows:

Philips Group

Current income tax expense

in millions of EUR

	2019	2020	2021
Current year tax (expense) benefit	(248)	(390)	(291)
Prior year tax (expense) benefit	(3)	10	(7)
Current tax (expense)	(251)	(380)	(298)

Philips Group

Deferred income tax expense

In millions of EUR

	2019	2020	2021
Changes to recognition of tax loss and credit carry forwards	56	6	129
Changes to recognition of temporary differences	(32)	19	(1)
Prior year tax (expense) benefit	(9)	(8)	20
Tax rate changes	4	12	10
Origination and reversal of temporary differences, tax losses and tax credits	(27)	138	245
Deferred tax (expense) benefit	(8)	167	401

Philips’ operations are subject to income taxes in various foreign jurisdictions. The statutory income tax rate varies per country, which results in a difference between the weighted average statutory income tax rate and the Netherlands’ statutory income tax rate of 25.0% (2020: 25.0% 2019: 25.0%).

A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is as follows:

Philips Group

Effective income tax rate

in %

	2019	2020	2021
Weighted average statutory income tax rate in %	25.3	25.2	22.7
Recognition of previously unrecognized tax loss and credit carryforwards	(4.9)	(0.5)	(26.9)
Unrecognized tax loss and credit carryforwards	0.1	0.0	1.9
Changes to recognition of temporary differences	2.6	(1.6)	0.3
Non-taxable income and tax incentives	(11.2)	(12.9)	(40.6)
Non-deductible expenses	6.1	7.0	19.3
Withholding and other taxes	4.1	0.6	7.2
Tax rate changes	(0.2)	(1.0)	(1.9)
Prior year tax	0.7	(0.2)	(2.4)
Tax expense (benefit) due to change in uncertain tax treatments	(2.0)	1.2	4.4
Others, net	0.2	(0.2)	(4.0)
Effective income tax rate	20.8	17.6	(20.0)

The effective income tax rate is lower than the weighted average statutory income tax rate in 2021 mainly due to benefits from the recognition of deferred tax assets on loss carryforwards and recurring favorable tax incentives related to R&D investments and export activities, partially offset with various non-deductible items. The effective income tax rate for 2021 is further impacted by the lower income before tax in 2021, as compared to 2020 and 2019, whereas Withholding and other taxes had a lower impact on the 2020 effective income tax rate, due to a one-off benefit from a decrease in tax rate. The recognition of deferred tax assets on loss carryforwards is the result from an intra-group business transfer and is presented under Recognition of previously unrecognized tax loss and credit carryforwards.

Deferred tax assets and liabilities

Deferred tax assets are recognized for temporary differences, unused tax losses, and unused tax credits to the extent that realization of the related tax benefits is probable. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Net deferred tax assets relate to the following underlying assets and liabilities and tax loss carryforwards (including tax credit carryforwards) and their movements during the years 2021 and 2020 respectively are presented in the following tables.

The net deferred tax assets of EUR 2,134 million (2020: EUR 1,761 million) consist of deferred tax assets of EUR 2,216 million (2020:EUR 1,820 million) and deferred tax liabilities of EUR 83 million (2020: EUR 59 million). Of the total deferred tax assets of EUR 2,216 million at December 31, 2021 (2020: EUR 1,820 million), EUR 12 million (2020: EUR 35 million) is recognized in respect of entities in various countries where there have been tax losses in the current or preceding period. Management’s projections support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize these deferred tax assets.

At December 31, 2021 the temporary differences associated with investments, including potential income tax consequences on dividends, for which no deferred tax liabilities are recognized, aggregate to EUR 298 million (2020: EUR 275 million). The increase in the deferred tax assets on intangible assets mainly comprises the recognition of deferred tax assets on temporary differences resulting from an intra-group business transfer.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2021	recognized in income statement	other1)	Balance as of December 31, 2021	Assets	Liabilities
Intangible assets	240	535	(188)	587	716	(130)
Property, plant and equipment	32	13	(16)	29	55	(26)
Inventories	313	31	28	372	381	(9)
Other assets	97	(30)	1	68	112	(43)
Pensions and other employee benefits	245	(45)	(21)	180	182	(2)
Other liabilities	384	91	25	499	584	(84)
Deferred tax assets on tax loss carryforwards	449	(194)	143	398	398
Set-off deferred tax positions					(211)	211
Net deferred tax assets	1,761	401	(28)	2,134	2,216	(83)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2020	recognized in income statement	other1)	Balance as of December 31, 2020	Assets	Liabilities
Intangible assets	132	147	(39)	240	379	(140)
Property, plant and equipment	58	(22)	(4)	32	65	(32)
Inventories	252	77	(16)	313	317	(4)
Other assets	56	37	4	97	135	(38)
Pensions and other employee benefits	269	4	(27)	245	251	(6)
Other liabilities	334	81	(30)	384	436	(52)
Deferred tax assets on tax loss carryforwards	620	(133)	(38)	449	449
Set-off deferred tax positions					(212)	212
Net deferred tax assets	1,721	190	(151)	1,761	1,820	(59)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

The company has available tax loss and credit carryforwards, which expire as follows:

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2020	Unrecognized balance as of December 31, 2020	Total Balance as of December 31, 2021	Unrecognized balance as of December 31, 2021
Within 1 year	5	1	1,593	1,592
1 to 2 years	1,546	1,541	6	-
2 to 3 years	13	3	9	-
3 to 4 years	235	-	7	-
4 to 5 years	23	-	18	-
Later	1,026	24	751	21
Unlimited	1,428	951	1,567	934
Total	4,276	2,520	3,951	2,547

At December 31, 2021, the amount of deductible temporary differences for which no deferred tax asset has been recognized in the balance sheet was EUR 33 million (2020: EUR 33 million).

Tax risks

Philips is exposed to tax risks and uncertainty over tax treatments. For particular tax treatments that are not expected to be accepted by tax authorities, Philips either recognizes a liability or reflects the uncertainty in the recognition and measurement of its current and deferred tax assets and tax attributes. For the measurement of the uncertainty, Philips uses the most likely amount or the expected value of the tax treatment. The expected liabilities resulting from the uncertain tax treatments are included in non-current tax liabilities (2021: EUR 544 million, 2020: EUR 291 million, increase due to lower tax losses or similar tax carryforwards that can be used if uncertain tax treatments were settled for the presumed amount at balance sheet date). The positions include, among others, the following:

Transfer pricing risks

Philips has issued transfer pricing directives, which are in accordance with international guidelines such as those of the Organization of Economic Co-operation and Development. In order to reduce the transfer pricing uncertainties, monitoring procedures are carried out by Group Tax to safeguard the correct implementation of the transfer pricing directives. However, tax disputes can arise due to inconsistent transfer pricing regimes and different views on "at arm's length" pricing.

Tax risks on general and specific service agreements and licensing agreements

Due to the centralization of certain activities (such as research and development, IT and group functions), costs are also centralized. As a consequence, these costs and/or revenues must be allocated to the beneficiaries, i.e. the various Philips entities. For that purpose, service contracts such as intra-group service agreements and licensing agreements are signed with a large number of group entities. Tax authorities review these intra-group service and licensing agreements, and may reject the implemented intra-group charges. Furthermore, buy in/out situations in the case of (de)mergers could affect the cost allocation resulting from the intragroup service agreements between countries. The same applies to the specific service agreements.

Tax risks due to disentanglements and acquisitions

When a subsidiary of Philips is disentangled, or a new company is acquired, tax risks may arise. Philips creates merger and acquisition (M&A) teams for these disentanglements or acquisitions. In addition to representatives from the involved business, these teams consist of specialists from various group functions and are formed, among other things, to identify tax risks and to reduce potential tax claims.

Tax risks due to permanent establishments

A permanent establishment may arise when a Philips entity has activities in another country, tax claims could arise in both countries on the same income.